Label	Element	Value
(Allspring Alternative Risk Premia Fund - Class R6) | (Allspring Alternative Risk Premia Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to transactions involving certain short-term instruments or derivatives. If such transactions were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to provide investors with exposure to sources of excess return, known as alternative risk premia (ARP), which result from systematic risks and/or behavioral biases existing within the financial markets. We believe that ARP exist as compensation for investors that are willing to assume particular market risks that other investors are unable or unwilling to assume because of structural constraints or behavioral biases. The return patterns of ARP have historically displayed low correlations with one another and with traditional asset classes. We seek to maintain low correlations with stock and bond investments while producing a positive return over a 3 to 5 year period.
In order to capture various ARP, the Fund will establish both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings will include futures, forwards, and swaps. The equity holdings are diversified across global developed market listed equities of any market capitalization or related derivatives. For purposes of maintaining collateral for derivative positions, a significant portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short-term investment funds and/or U.S. Government securities. Other than the fixed income securities that the Fund will hold directly for the purpose of maintaining collateral, the Fund’s fixed income positions will primarily be established through treasury and interest rate futures.
We will use a dynamic approach to maintain a balanced risk allocation approach to establish the Fund’s exposures to ARP, typically investing in a combination of the following strategies:
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Value. We define value as buying assets with lower valuations and selling assets with higher valuations. Valuations relate market prices to some financial metric relevant to an asset class. For example, buying equities with lower price to book or price to equity ratios and selling assets with higher price to book or price to equity ratios. The value premia may be captured in multiple asset classes, including equities, fixed income, currencies and commodities.

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Momentum. We define momentum as buying assets with strong recent performance and selling assets with weak recent performance. The momentum premia may be captured in multiple asset classes, including equities, fixed income, currencies and commodities.

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Carry. Carry strategies seek to capture the tendency for higher yielding assets to provide higher total returns versus lower yielding assets. One example is to buy higher yielding currencies while selling lower yielding currencies. Carry strategies may be employed on multiple asset classes, including fixed income, currencies and commodities.

The Fund utilizes the services of two sub-advisers, Allspring Global Investments (UK) Limited (“Allspring UK”) and Allspring Global Investments, LLC (“Allspring Investments”). Allspring UK is responsible for making allocation decisions among the various asset classes and ARP styles, and these allocations may change over time. Allspring Investments is solely responsible for managing the Fund’s long/short equity positions (excluding equity index futures). Allspring UK and Allspring Investments are jointly responsible for managing the remainder of the Fund’s portfolio.
Under normal market conditions, the Fund may invest up to 15% of its net assets in the common or preferred stock of a subsidiary of the Fund that typically invests directly or indirectly in commodity-linked derivatives such as commodity forwards, commodity futures, commodity swaps, swaps on commodity futures and other commodity-linked derivative securities; it may also invest in all other securities allowed in the Fund. These holdings may contribute more than 15% of the Fund’s risk allocation.
The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund’s investment exposures will typically exceed the amount of the Fund’s net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 400% to 1200% of the net asset value of the Fund under normal market conditions; leverage may be significantly different (higher or lower) as deemed necessary by the Investment Manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.
Fund volatility is a statistical measurement of the dispersion of a portfolio’s returns as measured by the annualized standard deviation of its returns. By certain definitions, higher volatility tends to indicate higher risk. We will target an annualized Fund volatility of between 8% and 10%. The actual volatility may be higher or lower depending on market conditions as actual volatility can and will differ from targeted volatility.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund may lose money,  is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Alternative Risk Premia Investment Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.
Foreign Currency  Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Short Sales  Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Subsidiary Risk. The value of a Fund’s investment in its Cayman Islands subsidiary may be adversely impacted by the risks associated with the underlying derivatives investments of the subsidiary. In addition, changes in the laws or regulations of the United States or the Cayman Islands, under which the Fund and the subsidiary, respectively, are organized, could result in the inability of the Fund or the subsidiary to continue to operate as described in the prospectus and could negatively affect the Fund and its shareholders.
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allspringglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: June 30, 2021 +3.79% Lowest Quarter: March 31, 2020 -11.71% Year-to-date total return as of September 30, 2022 is +7.57%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2021
(Allspring Alternative Risk Premia Fund - Class R6) | (Allspring Alternative Risk Premia Fund) | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
(Allspring Alternative Risk Premia Fund - Class R6) | (Allspring Alternative Risk Premia Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,385
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2020	rr_AnnualReturn2020	(16.67%)
Annual Return 2021	rr_AnnualReturn2021	6.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of September 30, 2022 is +7.57%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: June 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(5.26%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2019

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
2.	The Manager has contractually committed through October 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.62% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.